UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     J.H. Whitney Investment Management, LLC
Address:  375 Park Avenue, Suite 1307
          New York, New York  10152

Form 13F File Number:  028-12714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   John M.B. O'Connor, Managing Member
Phone:  (212) 835-1950

Signature, Place, and Date of Signing:

/s/ John M.B. O'Connor      New York, New York         May 14, 2009
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Two (2)

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $14,316 (thousands)


LIST OF OTHER INCLUDED MANAGERS:

---------------------------------------------------------------
|NO.|FORM 13F FILE NO.|                 NAME                  |
---------------------------------------------------------------
| 1 |    028-12717    |Whitney Green River Management Co., LLC|
---------------------------------------------------------------
| 2 |    028-12716    |Whitney Green River GP, LLC            |
---------------------------------------------------------------

                                   13F INFORMATION TABLE


NAME OF ISSUER                 TITLE OF CLASS   CUSIP   VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER    VOTING    AUTHORITY
                                                        x($1000) PRN AMT   PRN CALL DISCRETN MANAGERS SOLE      SHARED NONE

ALLIED HEALTHCARE INTL INC     COM            01923A109    1,803 1,419,990 SH       DEFINED  1,2      1,419,990      0    0
ALLSCRIPTS MISYS HEALTHCAR SOL COM            01988P108      157    15,300 SH       DEFINED  1,2         15,300      0    0
AMERICAN ORIENTAL BIOENGINEER  COM            028731107      579   150,000 SH       DEFINED  1,2        150,000      0    0
ARGAN INC                      COM            04010E109      258    19,488 SH       DEFINED  1,2         19,488      0    0
ARRIS GROUP INC                COM            04269Q100      221    30,000 SH       DEFINED  1,2         30,000      0    0
DARLING INTERNATIONAL INC      COM            237266101      162    43,800 SH       DEFINED  1,2         43,800      0    0
DOLLAR FINANCIAL CORP          COM            256664103    1,947   204,568 SH       DEFINED  1,2        204,568      0    0
EPIQ SYSTEMS INC.              COM            26882D109      361    20,000 SH       DEFINED  1,2         20,000      0    0
HERBALIFE LTD                  COM USD SHS    G4412G101      873    58,300 SH       DEFINED  1,2         58,300      0    0
INVERNESS MED INNOVATIONS INC  COM            46126P106    1,887    70,860 SH       DEFINED  1,2         70,860      0    0
ITRON INC                      COM            465741106      402     8,500 SH       DEFINED  1,2          8,500      0    0
LIBERTY MEDIA CORP NEW         ENT COM SER A  53071M500    1,468    73,600 SH       DEFINED  1,2         73,600      0    0
NMT MED INC                    COM            629294109      133   166,769 SH       DEFINED  1,2        166,769      0    0
POMEROY IT SOLUTIONS INC       COM            731822102    1,215   324,843 SH       DEFINED  1,2        324,843      0    0
PORTFOLIO RECOVERY ASSOCS INC  COM            73640Q105      252     9,400 SH       DEFINED  1,2          9,400      0    0
SCHOOL SPECIALTY INC           COM            807863105      352    20,000 SH       DEFINED  1,2         20,000      0    0
SUNOPTA INC                    COM            8676EP108      469   271,283 SH       DEFINED  1,2        271,283      0    0
TECH DATA CORP                 COM            878237106      327    15,000 SH       DEFINED  1,2         15,000      0    0
TELETECH HLDGS INC             COM            879939106    1,089   100,000 SH       DEFINED  1,2        100,000      0    0
WEST PHARMACEUTICAL SVCS INC   COM            955306105      361    11,000 SH       DEFINED  1,2         11,000      0    0




{00752852; 1; 100-}